UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number 811-21889

Name of Fund:	Access Capital Strategies Community Investment Fund, Inc.

Fund Address:	419 Boylston Street, Suite 501
Boston, Massachusetts 02116

Name and address of agent for service:	David F. Sand 419 Boylston Street, Suite 501 Boston, Massachusetts 02116
Registrant’s telephone number, including area code: (617) 236-7274
Date of fiscal year end: 05/31/2006
Date of reporting period: 07/01/2005 — 06/30/2006
Item 1 — Proxy Voting Record:
The Fund held no voting securities during the period covered by this report. No records are attached.
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Access Capital Strategies Community Investment Fund, Inc.

By:
/s/ David F. Sand
David F. Sand
Chief Executive Officer and Principal Financial Officer of Access Capital Strategies Community Investment Fund, Inc.

Date: August 18, 2006